Acquisitions, Investments, Dispositions and Divestitures - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Line Items
CIE stock-based compensation	$ 189	$ 31	$ 49
Tangible and intangible asset impairments	0	1	994
Social and Mobile Games [Member]
Line Items
Payments of Distributions to Affiliates	235
Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Disposal Group, Including Discontinued Operation, Consideration	4,400
Gain from discontinued operations	4,180	0	0
Escrow Deposit	259			$ 264
Discontinued Operations [Member]
Line Items
Tangible and intangible asset impairments	0	0	95
Discontinued Operations [Member] | Social and Mobile Games [Member]
Line Items
CIE stock-based compensation	264	29	38
Discontinued Operations [Member] | Showboat Atlantic City [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Discontinued Operation, Other Liabilities			18
Discontinued Operation, Accrued Liabilities, Current			26
Tangible and intangible asset impairments	0	0	10
Discontinued Operations [Member] | Harrahs Tunica [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member]
Line Items
Discontinued Operation, Accrued Liabilities, Current			16
Tangible and intangible asset impairments	0	0	$ 68
Caesars Acquisition Company [Member]
Line Items
CIE stock-based compensation	2	$ 12
Caesars Acquisition Company [Member] | Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation	285
Caesars Interactive Entertainment [Member] | Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Payments of Distributions to Affiliates	1,100
Caesars Growth Partners, LLC [Member] | Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Line Items
Disposal Group, Including Discontinued Operation, Accrued Liabilities	63
Payments for Previous Disposition	$ 5